Long-Term Debt (Principal Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal outstanding	$ 640,508
2027 Notes [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	5.875%
Principal outstanding	$ 265,000	$ 0
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	6.625%
Principal outstanding	$ 348,069	$ 393,767